Fair Value Of Assets And Liabilities (Details) (USD $)					12 Months Ended
	Dec. 31, 2012 Fair Value, Inputs, Level 1	Dec. 31, 2011 Fair Value, Inputs, Level 1	Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2011 Fair Value, Inputs, Level 3	Dec. 31, 2010 Internal use software Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and restricted cash	$ 39,033,000	$ 44,141,000
Contingent consideration liability			(2,331,000)	0
Software					(1,300,000)
Asset impairment loss					$ 1,300,000